JOINT VENTURE AND OPTIONS TRANSACTION (Details)									3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Oct. 20, 2021 USD ($) a	Jun. 14, 2021 USD ($)	Mar. 01, 2020 USD ($)	Dec. 23, 2019 USD ($)	Jun. 24, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 29, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2021 USD ($)	May 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 12, 2014
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current		$ 3,000,000						$ 5,000,000				$ 0
Note Receivable, Interest Rate, Stated Percentage								6.00%
Interest Costs Capitalized										$ 0	$ 212,601	212,601	$ 1,553,082
Proceeds from Collection of Notes Receivable										$ 1,696,328	$ 1,385,951	1,544,291	1,682,278
Asset Impairment Charges								$ 2,498,706				2,498,706	0
Interest Receivable, Current												0	3,322
Debt Instrument, Face Amount															$ 6,229,672
Payments to Acquire Notes Receivable												0	175,000
Equity Method Investment, Ownership Percentage										50.00%				50.00%		55.60%
Lessee, Operating Lease, Term of Contract	10 years
Lessee, Operating Lease, Renewal Term	10 years
Area of Land (in Acres) | a	30
Operating Lease, Expense										$ 249,374		495,114		$ 126,430
Deposit Assets										$ 93,000		0	150,000	$ 93,000
Minimum [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Lessee, Operating Lease, Term of Contract										1 year				1 year
Operating Lease, Expense	$ 3,500
Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Interest Income, Related Party												0	14,673
Proceeds from Collection of Notes Receivable				$ 342,567
Debt Instrument, Face Amount							$ 500,000
Line of Credit Facility, Description							Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Payments to Acquire Notes Receivable					$ 175,000	$ 150,000
Financing Receivable, after Allowance for Credit Loss					$ 325,000
Principal [Member] | Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable				325,000
Accrued Interest [Member] | Joint Venture with CannAssist [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 17,567
Quinn River Joint Venture Agreement [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Lessee, Operating Lease, Term of Contract	10 years
Lessee, Operating Lease, Renewal Term	10 years
Area of Land (in Acres) | a	30
Operating Lease, Expense														$ 7,000
Joint Venture, Description										The Company will provide 10,000 square feet of warehouse space at its Las Vegas facility, and will have preferred vendor status including the right to purchase cannabis flower and the business’s cannabis trim at favorable prices. Kealii Okamalu will contribute $6 million towards the construction of the Cultivation Facility and the working capital for the Quinn River Joint Venture. This amount will be repaid from the portion of the net profits of the Quinn River Joint Venture otherwise payable to CSI and the Tribe at the rate of $750,000 per quarter for eight quarters . Kealii Okamalu will receive one-third of the net profits of the Quinn River Joint Venture.
Payments for Deposits														100,000
Deposit Assets										$ 93,000				93,000
Quinn River Joint Venture Agreement [Member] | Minimum [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Operating Lease, Expense										3,500
Subsequent Event [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current		3,000,000
Proceeds from Collection of Notes Receivable		2,000,000
Proceeds from Sale and Collection of Notes Receivable									$ 1,167,000
Financing Receivable, after Allowance for Credit Loss		3,000,000
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		500,000
Due and Payable in 12 Monthly Installments [Member] | Subsequent Event [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		2,000,000
In Good Health [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Business Combination, Consideration Transferred								47,500,000
Payments to Acquire Businesses, Gross								35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred								7,500,000
Financing Receivable, after Allowance for Credit Loss, Current										1,333,333		0		$ 1,333,333
Interest Income, Related Party												149,972	296,450
Interest Costs Capitalized			$ 399,453									0	399,453
Proceeds from Collection of Notes Receivable										1,696,328		1,696,765	1,425,000
Option Agreement, Brake-Up Fee								$ 2,500,000					$ 2,500,000
Interest Rate, Default								15.00%					15.00%
Asset Impairment Charges												2,498,706
Interest Receivable, Current												0
Debt Instrument, Interest Rate, Stated Percentage								6.00%
In Good Health [Member] | Option Agreement [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Business Combination, Consideration Transferred								$ 47,500,000
Payments to Acquire Businesses, Gross								35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred								7,500,000
Equity Issued in Business Combination, Fair Value Disclosure								5,000,000
Business Combination, Consideration Transferred, Other								$ 2,500,000
Debt Instrument, Term								5 years
In Good Health [Member] | Restricted Stock [Member] | Option Agreement [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Equity Issued in Business Combination, Fair Value Disclosure								$ 5,000,000
In Good Health [Member] | Principal [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable										1,666,668		1,544,291	$ 1,357,278
Asset Impairment Charges												2,497,884
In Good Health [Member] | Accrued Interest [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable										$ 29,660		152,473	$ 67,722
Asset Impairment Charges												$ 822
In Good Health [Member] | Due and Payable on or Before June 21, 2021 [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		500,000
In Good Health [Member] | Due and Payable on or Before July 12, 2021 [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		500,000
In Good Health [Member] | Due and Payable in 12 Monthly Installments [Member]
JOINT VENTURE AND OPTIONS TRANSACTION (Details) [Line Items]
Proceeds from Collection of Notes Receivable		$ 2,000,000